Shareholder Report, Holdings (Details)	Dec. 31, 2025
Schwab Government Money Market Portfolio | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
Schwab Government Money Market Portfolio | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Government Money Market Portfolio | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Government Money Market Portfolio | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Government Money Market Portfolio | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Government Money Market Portfolio | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab Government Money Market Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%
Schwab Government Money Market Portfolio | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Schwab Government Money Market Portfolio | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Schwab Government Money Market Portfolio | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Schwab Government Money Market Portfolio | U.S.Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab Government Money Market Portfolio | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Government Money Market Portfolio | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab S&P 500 Index Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab S&P 500 Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab S&P 500 Index Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab S&P 500 Index Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab S&P 500 Index Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab S&P 500 Index Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab S&P 500 Index Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab S&P 500 Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab S&P 500 Index Portfolio | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab S&P 500 Index Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab S&P 500 Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[3]
Schwab S&P 500 Index Portfolio | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[3]
Schwab S&P 500 Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[3]
Schwab S&P 500 Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
Schwab S&P 500 Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
Schwab S&P 500 Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[3]
Schwab S&P 500 Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
Schwab S&P 500 Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
Schwab S&P 500 Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
Schwab S&P 500 Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
Schwab S&P 500 Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
Schwab S&P 500 Index Portfolio | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
Schwab VIT Balanced Portfolio | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab VIT Balanced Portfolio | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab VIT Balanced Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab VIT Balanced Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Schwab VIT Balanced Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab VIT Balanced Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab VIT Balanced Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab VIT Balanced Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab VIT Balanced Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab VIT Balanced Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Schwab VIT Balanced Portfolio | Fixed Income - Treasury Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab VIT Balanced Portfolio | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab VIT Balanced Portfolio | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Schwab VIT Balanced Portfolio | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Schwab VIT Balanced Portfolio | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
Schwab VIT Balanced Portfolio | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab VIT Balanced Portfolio | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab VIT Balanced Portfolio | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab VIT Balanced Portfolio | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab VIT Balanced with Growth Portfolio | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab VIT Balanced with Growth Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab VIT Balanced with Growth Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab VIT Balanced with Growth Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab VIT Balanced with Growth Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Schwab VIT Balanced with Growth Portfolio | Fixed Income - Treasury Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab VIT Balanced with Growth Portfolio | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab VIT Balanced with Growth Portfolio | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
Schwab VIT Balanced with Growth Portfolio | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Schwab VIT Balanced with Growth Portfolio | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Schwab VIT Balanced with Growth Portfolio | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab VIT Balanced with Growth Portfolio | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab VIT Balanced with Growth Portfolio | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab VIT Balanced with Growth Portfolio | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab VIT Growth Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Schwab VIT Growth Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Schwab VIT Growth Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab VIT Growth Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab VIT Growth Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab VIT Growth Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab VIT Growth Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab VIT Growth Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Schwab VIT Growth Portfolio | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
Schwab VIT Growth Portfolio | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Schwab VIT Growth Portfolio | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Schwab VIT Growth Portfolio | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Schwab VIT Growth Portfolio | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab VIT Growth Portfolio | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab VIT Growth Portfolio | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%.
[3]	Excludes derivatives.